Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	125,000,000	125,000,000
Common stock, shares outstanding	2,474,756	608,611	11,929,147
Common stock, shares issued	2,474,756	608,611	11,929,147
Cytovia Therapeutics Inc [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	58,500,000	58,500,000	58,500,000
Common stock, shares outstanding	1,200,000	1,200,000	1,200,000
Common stock, shares issued	1,200,000	1,200,000	1,200,000